                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

July 2, 2004

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Real Estate Fund
      Reg. No. 333-74582
      File No. 811-10589
      EDGAR Filing of Prospectus and Statement of Additional Information Supplements

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby being made under Rule 497(e)
of the Securities  Act of 1933 (the "1933 Act") on behalf of Oppenheimer  Real
Estate Fund (the  "Registrant").  This filing includes  supplements dated July
6,  2004,  to the  Registrant's  Prospectus  dated  June  25,  2004,  and  the
Statement of Additional Information dated June 25, 2004.

Sincerely,

/s/ Tane T. Tyler
-----------------

Tane T. Tyler
Vice President &
Associate Counsel
(303) 768-2486
fax: (303) 768-3019
ttyler@oppenheimerfunds.com
---------------------------

TTT/mr

cc:   Mr. Vincent DiStefano/Securities and Exchange Commission (w/o enclosure)
      Mayer Brown Rowe & Maw LLP
      Ernst & Young LLP
      Ms. Gloria LaFond

Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

This  supplement  amends  the  Prospectus  of  each of the  Oppenheimer  Funds referenced  above  as  described  below  and is in  addition  to any  existing supplements of the Funds.

1.    The  section  of  each  Prospectus,   with  the  exceptions  of  Capital
Preservation  Fund and Senior Floating Rate Fund,  entitled "At What Price Are
Shares Sold? - Net Asset  Value." is amended by replacing the second and third paragraphs with the following:

            The net  asset  value  per  share for a class of
            shares   on  a   "regular   business   day"   is
            determined  by dividing  the value of the Fund's
            net  assets  attributable  to that  class by the
            number of shares of that  class  outstanding  on
            that day. To  determine  net asset  values,  the
            Fund  assets are valued  primarily  on the basis
            of   current   market   quotations.   If  market
            quotations  are not readily  available or do not
            accurately  reflect  fair  value for a  security
            (in the  Manager's  judgment) or if a security's
            value  has been  materially  affected  by events
            occurring  after  the close of the  exchange  or
            market  on which  the  security  is  principally
            traded,  that  security may be valued by another
            method  that  the  Board  of  Directors/Trustees
            believes accurately reflects the fair value.

            The Board has adopted  valuation  procedures for
            the  Fund  and  has  delegated  the   day-to-day
            responsibility for fair value  determinations to
            the Manager's  Valuation  Committee.  Fair value
            determinations  by the  Manager  are  subject to
            review,  approval and  ratification by the Board
            at its next  scheduled  meeting  after  the fair
            valuations   are   determined.   In  determining
            whether   current   market  prices  are  readily
            available  and  reliable,  the Manager  monitors
            the  information  it  receives  in the  ordinary
            course    of    its    investment     management
            responsibilities  for significant events that it
            believes  in good faith  will  affect the market
            prices of the  securities of issuers held by the
            Fund.   Those  may  include   events   affecting
            specific   issuers  (for  example,   a  halt  in
            trading  of the  securities  of an  issuer on an
            exchange  during  the  trading  day)  or  events
            affecting  securities  markets (for  example,  a
            foreign  securities  market closes early because
            of a natural disaster).

            If, after the close of the  principal  market on
            which a security  held by the Fund is traded and
            before  the  time as of  which  the  Fund's  net
            asset   values  are   calculated   that  day,  a
            significant   event   occurs  that  the  Manager
            learns of and  believes  in the  exercise of its
            judgment  will  cause a  material  change in the
            value of that  security  from the closing  price
            of the  security  on  the  principal  market  on
            which it is  traded,  the  Manager  will use its
            best  judgment  to  determine  a fair  value for
            that security.

            The Manager  believes  that  foreign  securities
            values  may  be  affected  by  volatility   that
            occurs in U.S.  markets  on a trading  day after
            the close of  foreign  securities  markets.  The
            Manager's  fair valuation  procedures  therefore
            include a procedure  whereby foreign  securities
            prices  may  be  "fair  valued"  to  take  those
            factors into account.

2.    The section of the Capital  Preservation  Fund  Prospectus  entitled "At
What Price Are Shares  Sold? - Net Asset  Value." is amended by replacing  the second paragraph with the following:

            The net  asset  value  per  share for a class of
            shares   on  a   "regular   business   day"   is
            determined  by dividing  the value of the Fund's
            net  assets  attributable  to that  class by the
            number of shares of that  class  outstanding  on
            that day. To  determine  net asset  values,  the
            Fund  assets are valued  primarily  on the basis
            of   current   market   quotations.   If  market
            quotations  are not readily  available or do not
            accurately  reflect  fair  value for a  security
            (in the  Manager's  judgment) or if a security's
            value  has been  materially  affected  by events
            occurring  after  the close of the  exchange  or
            market  on which  the  security  is  principally
            traded,  that  security may be valued by another
            method  that  the  Board of  Directors  believes
            accurately reflects the fair value.

            The Board has adopted  valuation  procedures for
            the  Fund  and  has  delegated  the   day-to-day
            responsibility for fair value  determinations to
            the Manager's  Valuation  Committee.  Fair value
            determinations  by the  Manager  are  subject to
            review,  approval and  ratification by the Board
            at its next  scheduled  meeting  after  the fair
            valuations   are   determined.   In  determining
            whether   current   market  prices  are  readily
            available  and  reliable,  the Manager  monitors
            the  information  it  receives  in the  ordinary
            course    of    its    investment     management
            responsibilities  for significant events that it
            believes  in good faith  will  affect the market
            prices of the  securities of issuers held by the
            Fund.   Those  may  include   events   affecting
            specific   issuers  (for  example,   a  halt  in
            trading  of the  securities  of an  issuer on an
            exchange  during  the  trading  day)  or  events
            affecting  securities  markets (for  example,  a
            foreign  securities  market closes early because
            of a natural disaster).

            If, after the close of the  principal  market on
            which a security  held by the Fund is traded and
            before  the  time as of  which  the  Fund's  net
            asset   values  are   calculated   that  day,  a
            significant   event   occurs  that  the  Manager
            learns of and  believes  in the  exercise of its
            judgment  will  cause a  material  change in the
            value of that  security  from the closing  price
            of the  security  on  the  principal  market  on
            which it is  traded,  the  Manager  will use its
            best  judgment  to  determine  a fair  value for
            that security.

            The Manager  believes  that  foreign  securities
            values  may  be  affected  by  volatility   that
            occurs in U.S.  markets  on a trading  day after
            the close of  foreign  securities  markets.  The
            Manager's  fair valuation  procedures  therefore
            include a procedure  whereby foreign  securities
            prices  may  be  "fair  valued"  to  take  those
            factors into account.

3.    The section of each  Prospectus,  with the  exceptions  of Cash Reserves
Fund,  Money  Market  Fund,  Inc.,  Principal  Protected  Main Street Fund and
Principal  Protected  Main Street  Fund II,  entitled  "Which  Class of Shares
Should You Choose?  - Investing  for the Shorter Term" is amended by replacing the third paragraph of that section with the following:

            If you invest $1 million or more,  in most cases
            Class A  shares  will be the  most  advantageous
            choice,  no matter  how long you  intend to hold
            your shares.  The Distributor  normally will not
            accept  purchase  orders of $250,000 or more for
            Class B shares or $1  million  or more for Class
            C  shares  from  a  single  investor.  Effective
            July  15,  2004,  the  limit  on  Class  B share
            purchase  orders on behalf of a single  investor
            shall be  reduced so that the  Distributor  will
            not accept  purchase  orders of $100,000 or more
            for  Class  B  shares  from a  single  investor.
            Dealers   or  other   financial   intermediaries
            purchasing   shares  for  their   customers   in
            omnibus  accounts are responsible for compliance
            with those limits.

4.    The section of the Cash Reserves  entitled "Which Class of Shares Should
You Choose?" is amended by adding the  following  paragraph to the end of that section:

            Investing  for the Shorter  Term.  If you invest
            $1  million  or  more,  in  most  cases  Class A
            shares will be the most advantageous  choice, no
            matter   how  long  you   intend  to  hold  your
            shares.   The  Distributor   normally  will  not
            accept  purchase  orders of $250,000 or more for
            Class B shares or $1  million  or more for Class
            C  shares  from  a  single  investor.  Effective
            July  15,  2004,  the  limit  on  Class  B share
            purchase  orders on behalf of a single  investor
            shall be  reduced so that the  Distributor  will
            not accept  purchase  orders of $100,000 or more
            for  Class  B  shares  from a  single  investor.
            Dealers   or  other   financial   intermediaries
            purchasing   shares  for  their   customers   in
            omnibus  accounts are responsible for compliance
            with those limits.

5.    The section of each  Prospectus,  with the exceptions of Bond Fund, Cash
Reserves,  Convertible  Securities Fund,  Equity Fund, Inc.,  Limited Term New
York Municipal Fund, Money Market Fund, Inc.,  Principal Protected Main Street
Fund,  Principal  Protected Main Street Fund II and Rochester Fund Municipals,
entitled "Which Class of Shares Should You Choose? - Are There  Differences in
Account  Features  That Matter to You?" is amended by deleting  the second and third  sentences  (for those Funds which have a third  sentence) in the second paragraph.  Share certificates will no longer be issued for Class A shares.

6.    The section of each  Prospectus,  with the  exceptions of Cash Reserves,
Money Market Fund, Inc.,  Principal  Protected Main Street Fund, and Principal
Protected  Main Street Fund II,  entitled  "How Can You Buy Class A Shares?  -
Can You Reduce Class A Sales  Charges?" is amended by adding the  following to the end of that section:

            To receive  the  reduced  sales  charge,  at the
            time  you  purchase  shares  of the  Fund or any
            other  Oppenheimer  fund,  you must  inform your
            broker-dealer  or financial  intermediary of any
            other   Oppenheimer  funds  that  you  and  your
            spouse own. This includes,  for example,  shares
            of an  Oppenheimer  fund  held  in a  retirement
            account,  an  employee  benefit  plan,  or  at a
            broker-dealer  or financial  intermediary  other
            than the one  handling  your  current  purchase.
            For  more  complete  information  about  ways to
            reduce  your  sales  charges,  please  visit the
            OppenheimerFunds website: ww.oppenheimerfunds.com.

7.    The  section  of  each  Prospectus,  with  the  exceptions  of  AMT-Free
Municipals,  AMT-Free New York Municipals, Cash Reserves, California Municipal
Fund,  Limited Term California  Municipal  Fund,  Limited Term Municipal Fund,
Limited Term New York  Municipal  Fund,  Money Market Fund,  Inc.,  New Jersey
Municipal Fund,  Pennsylvania  Municipal Fund, Principal Protected Main Street
Fund,  Principal  Protected Main Street Fund II,  Rochester  Fund  Municipals,
Rochester  National  Municipals and Senior  Floating Rate Fund,  entitled "How
Can You Buy Class A Shares?  - Class A Contingent  Deferred  Sales Charge." is
amended by deleting the first  paragraph  and  replacing it with the following paragraphs:

            There is no initial  sales  charge on  purchases
            of  Class  A  shares  of any  one or more of the
            Oppenheimer  funds  aggregating  $1  million  or
            more,  or on  purchases  of  Class A  shares  by
            certain  retirement plans that satisfied certain
            requirements    prior   to    March   1,    2001
            ("grandfathered      retirement      accounts").
            However,  those Class A shares may be subject to
            a Class A contingent  deferred sales charge,  as
            described   below.   Retirement   plans  holding
            shares  of  Oppenheimer   funds  in  an  omnibus
            account(s) for the benefit of plan  participants
            in  the  name  of  a  fiduciary   or   financial
            intermediary             (other             than
            OppenheimerFunds-sponsored    Single   DB   Plus
            plans)  are  not   permitted   to  make  initial
            purchases  of  Class  A  shares   subject  to  a
            contingent deferred sales charge.

            The   Distributor   pays   dealers   of   record
            concessions  in  an  amount  equal  to  1.0%  of
            purchases  of $1  million  or  more  other  than
            purchases    by     grandfathered     retirement
            accounts.    For    grandfathered     retirement
            accounts,  the  concession is 0.75% of the first
            $2.5   million  of   purchases   plus  0.25%  of
            purchases in excess of $2.5  million.  In either
            case,  the  concession   will  not  be  paid  on
            purchases  of  shares by  exchange  or that were
            previously  subject to a front-end  sales charge
            and dealer concession.

8.    For the Senior  Floating  Rate Fund,  the section  entitled "How Can You
Buy Class A Share? - Class A Early Withdrawal  Charge." is amended by deleting the first paragraph and replacing it the following paragraphs:

            There is no initial  sales  charge on  purchases
            of  Class  A  shares  of any  one or more of the
            Oppenheimer  funds  aggregating  $1  million  or
            more,  or on  purchases  of  Class A  shares  by
            certain  retirement plans that satisfied certain
            requirements    prior   to    March   1,    2001
            ("grandfathered      retirement      accounts").
            However,  those Class A shares may be subject to
            a Class A contingent  deferred sales charge,  as
            described   below.   Retirement   plans  holding
            shares  of  Oppenheimer   funds  in  an  omnibus
            account(s) for the benefit of plan  participants
            in  the  name  of  a  fiduciary   or   financial
            intermediary             (other             than
            OppenheimerFunds-sponsored    Single   DB   Plus
            plans)  are  not   permitted   to  make  initial
            purchases  of  Class  A  shares   subject  to  a
            contingent deferred sales charge.

            The   Distributor   pays   dealers   of   record
            concessions  in  an  amount  equal  to  1.0%  of
            purchases  of $1  million  or  more  other  than
            purchases    by     grandfathered     retirement
            accounts.    For    grandfathered     retirement
            accounts,  the  concession is 0.75% of the first
            $2.5   million  of   purchases   plus  0.25%  of
            purchases in excess of $2.5  million.  In either
            case,  the  concession   will  not  be  paid  on
            purchases  of  shares by  exchange  or that were
            previously  subject to a front-end  sales charge
            and dealer concession.

9.    The  first  paragraph  of the  section  entitled  "Who  Can Buy  Class Y
Shares?"  for the  following  Prospectuses:  Bond Fund,  Capital  Appreciation
Fund,  Capital  Preservation  Fund,  Discovery  Fund,  Emerging  Growth  Fund,
Emerging  Technologies Fund,  Enterprise Fund, Equity Fund, Inc., Global Fund,
Global  Opportunities  Fund,  Growth  Fund,  High  Yield  Fund,  Limited  Term
Government Fund, Main Street Fund, Main Street  Opportunity  Fund, Main Street
Small Cap Fund,  MidCap Fund,  Quest Balanced Fund,  Quest  Opportunity  Value
Fund,  Quest Value Fund,  Inc., Real Asset Fund,  Real Estate Fund,  Rochester
Fund Municipals,  Select Value Fund,  Strategic  Income Fund, U.S.  Government
Trust,  and Value Fund is amended by  deleting  the next to last  sentence  in that paragraph and substituting the following in its place:

            "They   may   include    insurance    companies,
            registered   investment   companies,    employee
            benefit  plans  and  Section  529  plans,  among
            others."

10.   The section of the Prospectuses  for Bond Fund,  Limited Term Government
Fund, Main Street Fund, Inc.,  Strategic Income Fund and U.S. Government Trust
entitled  "Who Can Buy Class Y Shares?"  is  amended  by adding the  following paragraph after the final paragraph in that section:

            Investments  By "Funds of Funds." Class Y shares
            of the  Fund are  offered  as an  investment  to
            other  Oppenheimer  funds  that act as "funds of
            funds." The Fund's  Board of  Directors/Trustees
            has approved making the Fund's shares  available
            as an investment to those funds.  Those funds of
            funds may invest  significant  portions of their
            assets in shares of the Fund,  as  described  in
            their  respective   prospectuses.   Those  other
            funds,  individually  and/or  collectively,  may
            own  significant  amounts of the  Fund's  shares
            from  time  to  time.   Those   funds  of  funds
            typically use asset allocation  strategies under
            which they may  increase or reduce the amount of
            their investment in the Fund  frequently,  which
            may  occur  on  a  daily  basis  under  volatile
            market  conditions.  Depending  on a  number  of
            factors,  such as the  flows  of cash  into  and
            from  the Fund as a result  of the  activity  of
            other  investors  and  the  Fund's  then-current
            liquidity,  those  purchases and  redemptions of
            the  Fund's  shares  by  funds  of  funds  could
            require the Fund to  purchase or sell  portfolio
            securities,  increasing  its  transaction  costs
            and possibly  reducing its  performance,  if the
            size of those  purchases  and  redemptions  were
            significant  relative  to the size of the  Fund.
            For  a  further   discussion   of  the  possible
            effects  of  frequent   trading  in  the  Fund's
            shares,  please refer to "Are There  Limitations
            On Exchanges?".

11.   The section of each  Prospectus,  with the  exceptions  of the following
Funds:   AMT-Free  Municipals,   AMT-Free  New  York  Municipals,   California
Municipal  Fund,  Capital  Preservation  Fund,  Cash  Reserves,   High  Yield,
International  Value Fund,  Limited Term California  Municipal  Fund,  Limited
Term  Municipal  Fund,  Limited  Term New York  Municipal  Fund,  Main  Street
Opportunity  Fund,  Main Street Small Cap Fund,  Money Market Fund,  Inc., New
Jersey Municipal Fund,  Pennsylvania  Municipal Fund, Principal Protected Main
Street  Fund,   Principal  Protected  Main  Street  Fund  II,  Rochester  Fund
Municipals,  Rochester  National  Municipals  and Senior  Floating  Rate Fund,
entitled  "Distribution  and Service (12b-1) Plans - Distribution  and Service
Plans for Class B,  Class C (add  "Class M" for  Convertible  Securities  Fund
only) and Class N Shares." is amended by deleting  the seventh  paragraph  and replacing it with the following paragraphs:

            Under  certain  circumstances,  the  Distributor
            will  pay the full  Class B,  Class C or Class N
            asset-based  sales charge and the service fee to
            the  dealer  beginning  in the first  year after
            purchase  of such  shares in lieu of paying  the
            dealer the sales  concession  and the advance of
            the  first  year's  service  fee at the  time of
            purchase,   if  there  is  a  special  agreement
            between  the  dealer  and  the  Distributor.  In
            those  circumstances,  the  contingent  deferred
            sales charge will not be paid to the dealer.

            For  Class  C  shares   purchased   through  the
            OppenheimerFunds  Recordkeeper Pro program,  the
            Distributor  will  pay the  Class C  asset-based
            sales  charge  to the  dealer  of  record in the
            first year after the  purchase of such shares in
            lieu of paying the dealer a sales  concession at
            the time of purchase.  The Distributor  will use
            the  service  fee it  receives  from the Fund on
            those shares to reimburse  FASCorp for providing
            personal   services  to  the  Class  C  accounts
            holding those shares.

            In  addition,  the Manager  and the  Distributor
            may make  substantial  payments  to  dealers  or
            other  financial   intermediaries   and  service
            providers for  distribution  and/or  shareholder
            servicing   activities,   out   of   their   own
            resources,   including   the  profits  from  the
            advisory  fees  the  Manager  receives  from the
            Fund.   Some   of   these   distribution-related
            payments  may be made to  dealers  or  financial
            intermediaries  for  marketing,  promotional  or
            related  expenses;   these  payments  are  often
            referred  to  as  "revenue   sharing."  In  some
            circumstances,   those  types  of  payments  may
            create an  incentive  for a dealer or  financial
            intermediary   or   its    representatives    to
            recommend  or offer  shares of the Fund or other
            Oppenheimer  funds to its customers.  You should
            ask your dealer or  financial  intermediary  for
            more   details   about  any  such   payments  it
            receives.

12.   The section of each Prospectus for Cash Reserves,  High Yield Fund, Main
Street   Opportunity   Fund  and  Main   Street   Small   Cap  Fund   entitled
"Distributions  and Service (12b-1) Plans - Distribution and Service Plans for
Class B,  Class C and Class N Shares."  is  amended  by adding  the  following paragraphs at the end of the section:

            Under  certain  circumstances,  the  Distributor
            will  pay the full  Class B,  Class C or Class N
            asset-based  sales charge and the service fee to
            the  dealer  beginning  in the first  year after
            purchase  of such  shares in lieu of paying  the
            dealer the sales  concession  and the advance of
            the  first  year's  service  fee at the  time of
            purchase,   if  there  is  a  special  agreement
            between  the  dealer  and  the  Distributor.  In
            those  circumstances,  the  contingent  deferred
            sales charge will not be paid to the dealer.

            For  Class  C  shares   purchased   through  the
            OppenheimerFunds  Recordkeeper Pro program,  the
            Distributor  will  pay the  Class C  asset-based
            sales  charge  to the  dealer  of  record in the
            first year after the  purchase of such shares in
            lieu of paying the dealer a sales  concession at
            the time of purchase.  The Distributor  will use
            the  service  fee it  receives  from the Fund on
            those shares to reimburse  FASCorp for providing
            personal   services  to  the  Class  C  accounts
            holding those shares.

            In  addition,  the Manager  and the  Distributor
            may make  substantial  payments  to  dealers  or
            other  financial   intermediaries   and  service
            providers for  distribution  and/or  shareholder
            servicing   activities,   out   of   their   own
            resources,   including   the  profits  from  the
            advisory  fees  the  Manager  receives  from the
            Fund.   Some   of   these   distribution-related
            payments  may be made to  dealers  or  financial
            intermediaries  for  marketing,  promotional  or
            related  expenses;   these  payments  are  often
            referred  to  as  "revenue   sharing."  In  some
            circumstances,   those  types  of  payments  may
            create an  incentive  for a dealer or  financial
            intermediary   or   its    representatives    to
            recommend  or offer  shares of the Fund or other
            Oppenheimer   funds   to  its   customers.   You
            should    ask   your    dealer   or    financial
            intermediary  for more  details  about  any such
            payments it receives.

13.   The  section  of  the  Prospectus  for  the  Capital  Preservation  Fund
entitled  "Distribution  and Service (12b-1) Plans - Distribution  and Service
Plans for Class B, Class C and Class N Shares."  is  amended by  deleting  the last paragraph of the section and replacing it with the following paragraphs:

            Under  certain  circumstances,  the  Distributor
            will  pay the full  Class B,  Class C or Class N
            asset-based  sales charge and the service fee to
            the  dealer  beginning  in the first  year after
            purchase  of such  shares in lieu of paying  the
            dealer the sales  concession  and the advance of
            the  first  year's  service  fee at the  time of
            purchase,   if  there  is  a  special  agreement
            between  the  dealer  and  the  Distributor.  In
            those  circumstances,  the  contingent  deferred
            sales  charge  will  not be paid to the  dealer.
            Furthermore,   the  Distributor   pays  a  sales
            concession  of  0.25% of the  purchase  price of
            Class  N  shares   to   dealers   from  its  own
            resources at the time of sale,  except for Class
            N shares purchased through the  OppenheimerFunds
            Recordkeeper   Pro   program,   for   which  the
            Distributor does not pay a sales concession.

            For  Class  C  shares   purchased   through  the
            OppenheimerFunds  Recordkeeper Pro program,  the
            Distributor  will  pay the  Class C  asset-based
            sales  charge  to the  dealer  of  record in the
            first year  after the  purchase  of such  shares
            in   lieu  of   paying   the   dealer   a  sales
            concession   at  the  time  of   purchase.   The
            Distributor   will  use  the   service   fee  it
            receives  from  the  Fund  on  those  shares  to
            reimburse   FASCorp   for   providing   personal
            services to the Class C accounts  holding  those
            shares.

            In  addition,  the Manager  and the  Distributor
            may make  substantial  payments  to  dealers  or
            other  financial   intermediaries   and  service
            providers for  distribution  and/or  shareholder
            servicing   activities,   out   of   their   own
            resources,   including   the  profits  from  the
            advisory  fees  the  Manager  receives  from the
            Fund.   Some   of   these   distribution-related
            payments  may be made to  dealers  or  financial
            intermediaries  for  marketing,  promotional  or
            related  expenses;   these  payments  are  often
            referred  to  as  "revenue   sharing."  In  some
            circumstances,   those  types  of  payments  may
            create an  incentive  for a dealer or  financial
            intermediary   or   its    representatives    to
            recommend  or offer  shares of the Fund or other
            Oppenheimer  funds to its customers.  You should
            ask your dealer or  financial  intermediary  for
            more   details   about  any  such   payments  it
            receives.

14.   The section of the  Prospectuses for AMT-Free  Municipals,  AMT-Free New
York Municipals,  California Municipal Fund, International Value Fund, Limited
Term California  Municipal Fund, Limited Term Municipal Fund, Limited Term New
York Municipal Fund, New Jersey Municipal Fund,  Pennsylvania  Municipal Fund,
Rochester Fund Municipals,  Rochester National  Municipals and Senior Floating
Rate Fund entitled  "Distribution and Service (12b-1) Plans - Distribution and
Service  Plans for Class B and Class C Shares."  is amended by adding (for the
Senior  Floating Rate Fund only,  please delete the last  paragraph  then add)
the following paragraphs at the end of the section:

            Under  certain  circumstances,  the  Distributor
            will   pay  the   full   Class  B  or   Class  C
            asset-based  sales charge and the service fee to
            the  dealer  beginning  in the first  year after
            purchase  of such  shares in lieu of paying  the
            dealer the sales  concession  and the advance of
            the  first  year's  service  fee at the  time of
            purchase,   if  there  is  a  special  agreement
            between  the  dealer  and  the  Distributor.  In
            those  circumstances,  the  contingent  deferred
            sales charge will not be paid to the dealer.

            In  addition,  the Manager  and the  Distributor
            may make  substantial  payments  to  dealers  or
            other  financial   intermediaries   and  service
            providers for  distribution  and/or  shareholder
            servicing   activities,   out   of   their   own
            resources,   including   the  profits  from  the
            advisory  fees  the  Manager  receives  from the
            Fund.   Some   of   these   distribution-related
            payments  may be made to  dealers  or  financial
            intermediaries  for  marketing,  promotional  or
            related  expenses;   these  payments  are  often
            referred  to  as  "revenue   sharing."  In  some
            circumstances,   those  types  of  payments  may
            create an  incentive  for a dealer or  financial
            intermediary   or   its    representatives    to
            recommend  or offer  shares of the Fund or other
            Oppenheimer  funds to its customers.  You should
            ask your dealer or  financial  intermediary  for
            more   details   about  any  such   payments  it
            receives.

15.   The  section  of  each  Prospectus,  with  the  exception  of  Principal
Protected  Main  Street  Fund,  Principal  Protected  Main  Street Fund II and
Senior  Floating  Rate  Fund,  entitled  "How to  Exchange  Shares - Are There
Limitations on Exchanges?" is amended as follows:

            The first  bullet  point is  amended  to read as
      follows:

o     Shares are redeemed  from one fund and are normally  purchased  from the other fund in the same  transaction  on the same
            regular  business  day  on  which  the  Transfer
            Agent  or  its  agent   (such  as  a   financial
            intermediary  holding the  investor's  shares in
            an  omnibus   account)   receives   an  exchange
            request that conforms to the policies  described
            above.  It must be  received by the close of The
            New  York  Stock  Exchange  that  day,  which is
            normally  4:00 P.M.  but may be  earlier on some
            days.   The   Transfer   Agent   may  delay  the
            reinvestment  of the  proceeds of an exchange up
            to five  business  days if it  determines in its
            discretion  that an earlier  transmittal  of the
            redemption  proceeds to the receiving fund would
            be  detrimental  to  the  Fund  from  which  the
            exchange is made or to the receiving fund.

      The second bullet point is amended to read as follows:

o     The  interests  of the Fund's  shareholders  and the  Fund's  ability to
            manage   its   investments   may  be   adversely
            affected   when  its   shares   are   repeatedly
            exchanged  over  the  short  term.   When  large
            dollar   amounts   are   involved,   the  Fund's
            implementation of its investment  strategies may
            be  negatively  affected  or the Fund might have
            to raise or retain more cash than the  portfolio
            manager   would   normally   retain,   to   meet
            unanticipated  redemptions.   Frequent  exchange
            activity   also  may  force  the  Fund  to  sell
            portfolio  securities at  disadvantageous  times
            to raise the cash needed to meet those  exchange
            requests.  These  factors  might hurt the Fund's
            performance.  When  the  Transfer  Agent  in its
            discretion  believes  frequent  trading activity
            by any  person,  group or  account  would have a
            disruptive  effect  on  the  Fund's  ability  to
            manage  its   investments,   the  Fund  and  the
            Transfer  Agent  may  reject   purchase   orders
            and/or  exchanges  into the Fund. The history of
            exchange  activity in all accounts  known by the
            Transfer  Agent to be under common  ownership or
            control  within the  Oppenheimer  funds  complex
            may be  considered by the Transfer  Agent,  with
            respect  to the  review of  exchanges  involving
            this  Fund  as  part  of  the  Transfer  Agent's
            procedures   to  detect   and  deter   excessive
            exchange   activity.   The  Transfer  Agent  may
            permit   exchanges   that  it  believes  in  the
            exercise  of its  judgment  are not  disruptive.
            The  Transfer  Agent might not be able to detect
            frequent  exchange  activity  conducted  by  the
            underlying  owners  of  shares  held in  omnibus
            accounts,  and  therefore  might  not be able to
            effectively  prevent frequent  exchange activity
            in those  accounts.  There is no guarantee  that
            the Transfer  Agent's  controls  and  procedures
            will be  successful  to identify  investors  who
            engage  in  excessive  trading  activity  or  to
            curtail that activity.

            As stated  above,  the Fund  permits  dealers or
            financial   intermediaries  to  submit  exchange
            requests  on behalf of their  customers  (unless
            the customer has revoked  that  authority).  The
            Manager,  the  Distributor  and/or the  Transfer
            Agent have  agreements  with a limited number of
            broker-dealers    and    investment     advisers
            permitting  them to  submit  exchange  orders in
            bulk on behalf of their  clients,  provided that
            those   broker-dealers   or  advisers  agree  to
            restrictions  on their exchange  activity (which
            are more  stringent than the  restrictions  that
            apply    to    other    shareholders).     Those
            restrictions  include  limitations  on the funds
            available  for  exchanges,  the  requirement  to
            give   advance   notice  of   exchanges  to  the
            Transfer  Agent,  and  limits  on the  amount of
            client   assets   that  may  be  invested  in  a
            particular  fund.  The  Fund  and  its  Transfer
            Agent  may  restrict  or  refuse  bulk  exchange
            requests  submitted by a financial  intermediary
            on  behalf  of  a  large   number  of   accounts
            (including    pursuant   to   the   arrangements
            described  above)  if, in the  Transfer  Agent's
            judgment  exercised  in  its  discretion,  those
            exchanges  would be disruptive to either fund in
            the exchange transaction.

16.   For the Senior  Floating  Rate Fund the second  bullet  point  under the
section  entitled  "How  to  Exchange  Shares  -  Are  There   Limitations  on
Exchanges?" is deleted in its entirety and replaced with the following:

o     The  interests  of the Fund's  shareholders  and the  Fund's  ability to
            manage   its   investments   may  be   adversely
            affected   when  its   shares   are   repeatedly
            exchanged  over  the  short  term.   When  large
            dollar   amounts   are   involved,   the  Fund's
            implementation of its investment  strategies may
            be  negatively  affected  or the Fund might have
            to raise or retain more cash than the  portfolio
            manager   would   normally   retain,   to   meet
            unanticipated  redemptions.   Frequent  exchange
            activity   also  may  force  the  Fund  to  sell
            portfolio  securities at  disadvantageous  times
            to raise the cash needed to meet those  exchange
            requests.  These  factors  might hurt the Fund's
            performance.  When  the  Transfer  Agent  in its
            discretion  believes  frequent  trading activity
            by any  person,  group or  account  would have a
            disruptive  effect  on  the  Fund's  ability  to
            manage  its   investments,   the  Fund  and  the
            Transfer  Agent  may  reject   purchase   orders
            and/or  exchanges  into the Fund. The history of
            exchange  activity in all accounts  known by the
            Transfer  Agent to be under common  ownership or
            control  within the  Oppenheimer  funds  complex
            may be  considered by the Transfer  Agent,  with
            respect  to the  review of  exchanges  involving
            this  Fund  as  part  of  the  Transfer  Agent's
            procedures   to  detect   and  deter   excessive
            exchange   activity.   The  Transfer  Agent  may
            permit   exchanges   that  it  believes  in  the
            exercise  of its  judgment  are not  disruptive.
            The  Transfer  Agent might not be able to detect
            frequent  exchange  activity  conducted  by  the
            underlying  owners  of  shares  held in  omnibus
            accounts,  and  therefore  might  not be able to
            effectively  prevent frequent  exchange activity
            in those  accounts.  There is no guarantee  that
            the Transfer  Agent's  controls  and  procedures
            will be  successful  to identify  investors  who
            engage  in  excessive  trading  activity  or  to
            curtail that activity.

            As stated  above,  the Fund  permits  dealers or
            financial   intermediaries  to  submit  exchange
            requests  on behalf of their  customers  (unless
            the customer has revoked  that  authority).  The
            Manager,  the  Distributor  and/or the  Transfer
            Agent have  agreements  with a limited number of
            broker-dealers    and    investment     advisers
            permitting  them to  submit  exchange  orders in
            bulk on behalf of their  clients,  provided that
            those   broker-dealers   or  advisers  agree  to
            restrictions  on their exchange  activity (which
            are more  stringent than the  restrictions  that
            apply    to    other    shareholders).     Those
            restrictions  include  limitations  on the funds
            available  for  exchanges,  the  requirement  to
            give   advance   notice  of   exchanges  to  the
            Transfer  Agent,  and  limits  on the  amount of
            client   assets   that  may  be  invested  in  a
            particular  fund.  The  Fund  and  its  Transfer
            Agent  may  restrict  or  refuse  bulk  exchange
            requests  submitted by a financial  intermediary
            on  behalf  of  a  large   number  of   accounts
            (including    pursuant   to   the   arrangements
            described  above)  if, in the  Transfer  Agent's
            judgment  exercised  in  its  discretion,  those
            exchanges  would be disruptive to either fund in
            the exchange transaction.

17.   The section entitled "How to Exchange Shares - Are There  Limitations On
Exchanges?"  for the Bond Fund,  Limited  Term  Government  Fund,  Main Street
Fund,  Inc.,  Strategic  Income Fund and U.S.  Government  Trust is amended by adding the following "bullet point":

o     Frequent  purchases  and  redemptions  of the Fund's  shares by funds of funds that  invest in the Fund and  periodically
            re-adjust   the   amount  of  their   investment
            pursuant   to   asset   reallocation    programs
            (described  in  their   prospectuses)  may  also
            increase  the  Fund's  portfolio   turnover  and
            resulting   transaction   costs.  The  Board  of
            Directors/Trustees  of the Fund  considered  the
            possible effects of those  transactions  when it
            permitted      these     asset      reallocation
            arrangements.   Please  refer  to  "How  To  Buy
            Shares - Investing  Through  Funds of Funds" for
            more information.

18. The section of the Prospectuses for Champion Income Fund, Developing Markets
Fund,  Discovery Fund, Emerging Growth Fund, Emerging  Technologies Fund, Global
Fund, Global  Opportunities  Fund, Gold &  Special Minerals Fund, High Yield
Fund,  International  Growth  Fund,  International  Small  Company  Fund,  Quest
International Value Fund, Real Asset Fund and Small Cap Value Fund entitled "How to Sell  Shares" is  amended by  deleting  the second and third  paragraphs  and replacing them with the following:

            Redemption   Fee.   The   Fund   imposes   a  2%
            redemption  fee on the  proceeds  of Fund shares
            that  are  redeemed  within  30  days  of  their
            purchase.  The fee applies in the case of shares
            redeemed   in   exchange    transactions.    The
            redemption  fee is  collected  by  the  Transfer
            Agent and paid to the Fund.  It is  intended  to
            help  offset the  trading,  market  impact,  and
            administrative  costs associated with short-term
            money  movements  into and out of the Fund,  and
            to help  deter  excessive  short  term  trading.
            The  fee is  imposed  to the  extent  that  Fund
            shares  redeemed  exceed  Fund  shares that have
            been held more than 30 days.  For  shares of the
            Fund  that  were   acquired  by  exchange,   the
            holding  period  is  measured  from the date the
            shares   were    acquired   in   the    exchange
            transaction.  Shares  held the  longest  will be
            redeemed first.

                  The  redemption  fee  is  not  imposed  on
            shares:

o     held  in  omnibus  accounts  of  a  financial  intermediary,  such  as a broker-dealer  or a  retirement  plan  fiduciary
            (however,  shares held in retirement  plans that
            are      not      in      omnibus      accounts,
            Oppenheimer-sponsored  retirement  plans such as
            IRAs,  and  403(b)(7)  plans are  subject to the
            fee),   if   those    institutions    have   not
            implemented  the system changes  necessary to be
            capable of processing the redemption fee;
o     held by  investors  in  certain  asset  allocation  programs  that offer automatic  re-balancing  or  wrap-fee or similar
            fee-based    programs   and   that   have   been
            identified to the  Distributor  and the Transfer
            Agent;
o     redeemed  for  rebalancing   transactions  under  the   OppenheimerFunds
            Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election  established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer  Agent against the account;
o     redeemed  from  accounts  for which  the  dealer,  broker  or  financial
            institution   of  record  has  entered  into  an
            agreement  with  the  Distributor  that  permits
            such  redemptions   without  the  imposition  of
            these fees, such as asset allocation programs;
o     redeemed for  conversion of Class B shares to Class A shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

19.   The section of each Prospectus entitled  "Shareholder  Account Rules and
Policies  - A $12  annual  fee" is  amended  by  deleting  the  section in its entirety and replacing it with the following:

            A $12 annual  "Minimum  Balance Fee" is assessed
            on each Fund  account  with a value of less than
            $500.  The fee is  automatically  deducted  from
            each  applicable  Fund  account  annually  on or
            about the second to last "regular  business day"
            of  September.  See the  Statement of Additional
            Information    (shareholders   may   visit   the
            OppenheimerFunds  website)  to learn how you can
            avoid  this  fee  and  for  circumstances  under
            which this fee will not be assessed.

July 6, 2004                                                      PS0590.008

Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipal

      This supplement amends the Statement of Additional  Information  ("SAI")
of each of the above  referenced  Funds as described  below and is in addition to any existing supplements of the Funds.

1.    The second  paragraph  for each SAI,  except for Cash Reserves and Money
Market  Fund,  Inc.,  under  "Brokerage  Policies  of  the  Fund  -  Brokerage
Provisions of the  Investment  Advisory  Agreement" is deleted and replaced by the following paragraphs:

            Under  the  investment  advisory  agreement,  in
            choosing    brokers   to    execute    portfolio
            transactions  for  the  Fund,  the  Manager  may
            select  brokers  (other  than  affiliates)  that
            provide  brokerage  and/or research  services to
            the Fund  and/or the other  accounts  over which
            the Manager or its  affiliates  have  investment
            discretion.   The  concessions   paid  to  those
            brokers  may be higher  than  another  qualified
            broker  would  charge,  if the  Manager  makes a
            good faith  determination that the concession is
            fair and  reasonable in relation to the services
            provided.

            Subject to those considerations,  as a factor in
            selecting   brokers  for  the  Fund's  portfolio
            transactions,  the investment advisory agreement
            also  permits the  Manager to consider  sales of
            shares   of  the  Fund  and   other   investment
            companies  for which the Manager or an affiliate
            serves as  investment  adviser.  Notwithstanding
            that authority,  and with the concurrence of the
            Fund's Board,  the Manager has determined not to
            consider  sales of  shares of the Fund and other
            investment  companies  for which the  Manager or
            an affiliate  serves as investment  adviser as a
            factor  in  selecting  brokers  for  the  Fund's
            portfolio  transactions.  However,  the  Manager
            may  continue to effect  portfolio  transactions
            through brokers who sell shares of the Fund.

2. The  paragraph  under  "Distribution  and Service  Plans -  Distribution  and
Service  Plans",  with the  exception of Money Market Fund,  beginning  with the following  sentence  "Under the plans,  the Manager and the Distributor may make payments  to  affiliates  and in their sole  discretion,...."  is deleted in its entirety and replaced with the following paragraphs:

            Under   the   Plans,   the   Manager   and   the
            Distributor  may make  payments  to  affiliates.
            In their  sole  discretion,  they may also  from
            time  to time  make  substantial  payments  from
            their own  resources,  which include the profits
            the Manager  derives from the  advisory  fees it
            receives from the Fund,  to compensate  brokers,
            dealers,   financial   institutions   and  other
            intermediaries   for   providing    distribution
            assistance  and/or  administrative  services  or
            that  otherwise  promote  sales  of  the  Fund's
            shares.  These  payments,  some of which  may be
            referred to as "revenue  sharing," may relate to
            the   Fund's    inclusion    on   a    financial
            intermediary's  preferred  list of funds offered
            to its clients.

            Financial  intermediaries,  brokers  and dealers
            may receive other payments from the  Distributor
            or the  Manager  from  their  own  resources  in
            connection  with the  promotion  and/or  sale of
            shares  of  the  Fund,   including  payments  to
            defray  expenses  incurred  in  connection  with
            educational  seminars and meetings.  The Manager
            or Distributor  may share  expenses  incurred by
            financial  intermediaries in conducting training
            and  educational  meetings  about aspects of the
            Fund for employees of the  intermediaries or for
            hosting  client  seminars  or  meetings at which
            the   Fund   is   discussed.   In   their   sole
            discretion,  the Manager and/or the  Distributor
            may  increase or decrease the amount of payments
            they make from  their  own  resources  for these
            purposes.

3. The fifth paragraph under  "Distribution and Service Plans - Class B, Class C and Class N Service and Distribution  Plans" or under  "Distribution and Service
Plans - Class B, Class C (add "Class M" for  Convertible  Securities  Fund only)
and Class N Service  and  Distribution  Plan Fees" in each SAI,  for the Capital
Preservation Fund,  Convertible  Securities Fund,  Developing Markets Fund, High
Yield Fund, International Small Company Fund, Main Street Opportunity Fund, Main
Street Small Cap Fund, Quest Balanced Fund, Quest  Opportunity Value Fund, Small
Cap Fund,  Quest  International  Value Fund and Select Value Fund is deleted and replaced by the following paragraph:

            Class B,  Class C or  Class N shares  may not be
            purchased  by  an  investor  directly  from  the
            Distributor  without  the  investor  designating
            another   broker-dealer   of   record.   If  the
            investor no longer has another  broker-dealer of
            record for an existing account,  the Distributor
            is     automatically     designated    as    the
            broker-dealer  of  record,  but  solely  for the
            purpose  of  acting as the  investor's  agent to
            purchase  the  shares.   In  those  cases,   the
            Distributor   retains  the   asset-based   sales
            charge  paid on  Class  B,  Class C and  Class N
            shares,  but does not retain any service fees as
            to the assets represented by that account.

4. The second paragraph under "Distribution and Service Plans - Class B, Class C and Class N Service and Distribution  Plans" or under  "Distribution and Service
Plans - Class B, Class C and Class N Service and Distribution Plan Fees" for the
Balanced  Fund,  Bond Fund,  Capital  Appreciation  Fund,  Capital  Income Fund,
Champion Income Fund,  Discovery Fund,  Disciplined  Allocation  Fund,  Emerging
Growth Fund,  Emerging  Technologies  Fund,  Enterprise Fund, Equity Fund, Inc.,
Global Fund, Global  Opportunity Fund, Gold &  Special Minerals Fund, Growth
Fund,  International Bond Fund,  International Growth Fund,  International Value
Fund, Limited Term Government Fund, Main Street Fund, MidCap Fund, Quest Capital
Value Fund,  Inc.,  Quest Value Fund,  Inc.,  Real Asset Fund, Real Estate Fund,
Strategic Income Fund,  Total Return Bond Fund, U.S.  Government Trust and Value
Fund is  amended  by  deleting  the  last  sentence  and  replacing  it with the following:

            Class B,  Class C or  Class N shares  may not be
            purchased  by  an  investor  directly  from  the
            Distributor  without  the  investor  designating
            another   broker-dealer   of   record.   If  the
            investor no longer has another  broker-dealer of
            record for an existing account,  the Distributor
            is     automatically     designated    as    the
            broker-dealer  of  record,  but  solely  for the
            purpose  of  acting as the  investor's  agent to
            purchase  the  shares.   In  those  cases,   the
            Distributor   retains  the   asset-based   sales
            charge  paid on  Class  B,  Class C and  Class N
            shares,  but does not retain any service fees as
            to the assets represented by that account.

5.    The fifth paragraph under  "Distribution and Service Plans - Class B and
Class C Service and  Distribution  Plans" or under  "Distribution  and Service
Plans - Class B and  Class C  Service  and  Distribution  Plan  Fees"  for the
AMT-Free Municipals, AMT-Free New York Municipals,  California Municipal Fund,
Cash  Reserves,  International  Large-Cap  Core Fund,  Limited Term  Municipal
Fund,  New Jersey  Municipal  Fund,  Pennsylvania  Municipal  Fund,  Rochester
National  Municipals and Senior  Floating Rate Fund is deleted and replaced by the following paragraph:

            Class B or Class C shares  may not be  purchased
            by an  investor  directly  from the  Distributor
            without   the   investor   designating   another
            broker-dealer  of  record.  If the  investor  no
            longer has another  broker-dealer  of record for
            an  existing   account,   the   Distributor   is
            automatically  designated  as the  broker-dealer
            of record,  but solely for the purpose of acting
            as  the   investor's   agent  to  purchase   the
            shares.   In  those   cases,   the   Distributor
            retains  the  asset-based  sales  charge paid on
            Class B and Class C shares,  but does not retain
            any  service  fees as to the assets  represented
            by that account.

6. The second  paragraph  under  "Distribution  and Service Plans - Class B, and
Class C Service and Distribution Plans" or under "Distribution and Service Plans
- Class B and Class C Service and  Distribution  Plan Fees" for the Limited Term
California  Municipal  Fund,  Limited Term New York Municipal Fund and Rochester
Fund  Municipals  is amended by deleting the last sentence and replacing it with the following:

            Class B or Class C shares  may not be  purchased
            by an  investor  directly  from the  Distributor
            without   the   investor   designating   another
            broker-dealer  of  record.  If the  investor  no
            longer has another  broker-dealer  of record for
            an  existing   account,   the   Distributor   is
            automatically  designated  as the  broker-dealer
            of record,  but solely for the purpose of acting
            as  the   investor's   agent  to  purchase   the
            shares.   In  those   cases,   the   Distributor
            retains  the  asset-based  sales  charge paid on
            Class B and Class C shares,  but does not retain
            any  service  fees as to the assets  represented
            by that account.

7.    The   following   paragraph   is  added   before  the   section   titled
"AccountLink"  under "How to Buy Shares",  except for the Principal  Protected
Main Street Fund and Principal Protected Main Street Fund II:

            When  you  purchase  shares  of the  Fund,  your
            ownership  interest  in the  shares  of the Fund
            will be  recorded as a book entry on the records
            of  the  Fund.   The  Fund  will  not  issue  or
            re-register physical share certificates.

8.    The first  paragraph  under  "About  Your  Account - How to Buy Shares -
Retirement  Plans,"  with  the  exception  of the  following  funds:  AMT-Free
Municipals,  AMT-Free New York  Municipals,  California  Municipal  Fund, Cash
Reserves,  Limited Term  California  Municipal  Fund,  Limited Term  Municipal
Fund,  Limited Term New York  Municipal  Fund,  Money Market Fund,  Inc.,  New
Jersey Municipal Fund,  Pennsylvania  Municipal Fund, Principal Protected Main
Street  Fund,   Principal  Protected  Main  Street  Fund  II,  Rochester  Fund
Municipals,  Rochester  National  Municipals and Senior Floating Rate Fund, is
deleted and replaced with the following:

            Retirement  Plans.  Certain  types of retirement
            plans are  entitled  to  purchase  shares of the
            Fund without  sales  charges or at reduced sales
            charge  rates,  as  described  in an Appendix to
            this   Statement  of   Additional   Information.
            Certain   special   sales  charge   arrangements
            described in that  Appendix  apply to retirement
            plans whose  records are  maintained  on a daily
            valuation  basis by Merrill  Lynch Pierce Fenner
            & Smith, Inc.   ("Merrill   Lynch")   or  an
            independent  record  keeper  that has a contract
            or special  arrangement  with Merrill Lynch.  If
            on the date the plan sponsor  signed the Merrill
            Lynch record keeping service  agreement the plan
            has less than $1 million in assets  invested  in
            applicable   investments   (other   than  assets
            invested  in  money  market  funds),   then  the
            retirement   plan  may  purchase  only  Class  C
            shares  of  the  Oppenheimer  funds.  If on  the
            date the plan sponsor  signed the Merrill  Lynch
            record  keeping  service  agreement the plan has
            $1  million  or more in assets  but less than $5
            million  in  assets   invested   in   applicable
            investments   (other  than  assets  invested  in
            money market funds),  then the  retirement  plan
            may   purchase   only  Class  N  shares  of  the
            Oppenheimer  funds.  If on  the  date  the  plan
            sponsor  signed the Merrill Lynch record keeping
            service  agreement  the plan has $5  million  or
            more   in   assets    invested   in   applicable
            investments   (other  than  assets  invested  in
            money market funds),  then the  retirement  plan
            may   purchase   only  Class  A  shares  of  the
            Oppenheimer funds.

9.    The last  paragraph  under  "About  Your  Account - How to Buy  Shares -
Classes of Shares"  with the  exception of Cash  Reserves,  Money Market Fund,
Inc.,  Principal  Protected Main Street Fund,  Principal Protected Main Street
Fund II and  Senior  Floating  Rate  Fund,  is  deleted  and  replaced  by the following paragraph:

            The  Distributor  will not accept an order in an
            amount  greater than $250,000 to purchase  Class
            B shares or more  than $1  million  to  purchase
            Class C shares on  behalf  of a single  investor
            (not  including  dealer "street name" or omnibus
            accounts).   Effective   July  15,   2004,   the
            Distributor  will  not  accept  an  order  in an
            amount  greater than $100,000 to purchase  Class
            B shares  on behalf  of a single  investor  (not
            including   dealer   "street  name"  or  omnibus
            accounts).

10.   For Cash Reserves the last paragraph  under "How to Buy Shares - Classes of Shares -  Alternative  Sales  Arrangements"  is deleted and replaced by the following paragraph:

            The  Distributor  will not accept an order in an
            amount  greater than $250,000 to purchase  Class
            B shares or more  than $1  million  to  purchase
            Class C shares on  behalf  of a single  investor
            (not  including  dealer "street name" or omnibus
            accounts).   Effective   July  15,   2004,   the
            Distributor  will  not  accept  an  order  in an
            amount  greater than $100,000 to purchase  Class
            B shares  on behalf  of a single  investor  (not
            including   dealer   "street  name"  or  omnibus
            accounts).

11.   For the Senior  Floating Rate Fund,  the section titled "About
Your  Account - Classes of Shares"  is deleted in its  entirety  and replaced with the following paragraphs:

            Classes of Shares.  The  Fund's  multiple  class
            structure  is  available  because  the  Fund has
            obtained  from  the   Securities   and  Exchange
            Commission  an  exemptive  order  (discussed  in
            "Distribution  Plans")  permitting  it to  offer
            more   than   one   class   of    shares.    The
            availability  of the  Fund's  share  classes  is
            contingent  upon the continued  availability  of
            the relief under that order.

            Each class of shares of the Fund  represents  an
            interest in the same  portfolio  of  investments
            of the Fund.  However,  each class has different
            shareholder  privileges  and  features.  The net
            income  attributable  to  Class  B  or  Class  C
            shares and the  dividends  payable on Class B or
            Class C shares  will be reduced  by  incremental
            expenses  borne  solely  by  that  class.  Those
            expenses  include the asset-based  sales charges
            to which Class B and Class C shares are subject.

            The availability of different  classes of shares
            permits  an  investor  to choose  the  method of
            purchasing  shares that is more  appropriate for
            the  investor.  That may depend on the amount of
            the  purchase,  the length of time the  investor
            expects  to  hold  shares,  and  other  relevant
            circumstances.   Class  A  shares  normally  are
            sold subject to an initial sales  charge.  While
            Class B and  Class  C  shares  have  no  initial
            sales   charge,   the   purpose   of  the  early
            withdrawal  charge and asset-based  sales charge
            on  Class B and  Class C  shares  is the same as
            that of the  initial  sales  charge  on  Class A
            shares  -to  compensate  the   Distributor   and
            brokers,   dealers  and  financial  institutions
            that  sell  shares of the  Fund.  A  salesperson
            who is  entitled  to receive  compensation  from
            his or her  firm for  selling  Fund  shares  may
            receive  different  levels of  compensation  for
            selling one class of shares rather than another.

            The  Distributor  will not accept an order in an
            amount  greater than $250,000 to purchase  Class
            B shares or more  than $1  million  to  purchase
            Class C shares on  behalf  of a single  investor
            (not  including  dealer "street name" or omnibus
            accounts).   Effective   July  15,   2004,   the
            Distributor  will  not  accept  an  order  in an
            amount  greater than $100,000 to purchase  Class
            B shares  on behalf  of a single  investor  (not
            including   dealer   "street  name"  or  omnibus
            accounts)

12.   The  entire  section  under  "About  Your  Account - How to Buy Shares -
Account Fees" with the exception of the Principal  Protected  Main Street Fund and  Principal  Protected  Main Street Fund II, is deleted in its entirety and replaced with the following:

            Fund Account Fees. As stated in the  Prospectus,
            a $12 annual  "Minimum  Balance Fee" is assessed
            on  each  Fund  account  with  a  share  balance
            valued  under  $500.  The  Low  Balance  Fee  is
            automatically   deducted  from  each  such  Fund
            account on or about the second to last  business
            day of September.

            Listed  below  are  certain  cases in which  the
            Fund  has  elected,  in its  discretion,  not to
            assess the Fund Account Fees.  These  exceptions
            are subject to change:
o     A fund account whose shares were acquired  after  September  30th of the prior year;
o     A fund  account  that has a  balance  below  $500  due to the  automatic conversion  of  shares  from  Class B to Class A
            shares.  However,  once all Class B shares  held
            in the account  have been  converted  to Class A
            shares  the  new  account   balance  may  become
            subject to the Minimum Balance Fee;
o     Accounts of  shareholders  who elect to access their  account  documents electronically via eDocs Direct;
o     A fund  account  that has only  certificated  shares and,  has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers  under the NSCC
            Fund/SERV system;
o     Accounts  held  under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,
            Custom  Plus,   Recordkeeper   Pro  and  Pension
            Alliance Retirement Plan programs; and
o     A fund account  that falls below the $500  minimum  solely due to market
            fluctuations    within   the   12-month   period
            preceding the date the fee is deducted.

            To access account documents  electronically  via
            eDocs  Direct,  please visit the Service  Center
            on our  website at  www.oppenheimerfunds.com  or
                                ------------------------
            call 1.888.470.0862 for instructions.

            The Fund  reserves the  authority to modify Fund
            Account Fees in its discretion.

13.   The  Appendix to each SAI,  with the  exception  of Money  Market  Fund,
Inc., titled "OppenheimerFunds  Special Sales Charge Arrangements and Waivers"
is amended by deleting the third bullet point under  "Waivers of Class A Sales
Charges of  Oppenheimer  Funds - Waivers of Initial  and  Contingent  Deferred
Sales Charges in Certain Transactions."

14.   The  Appendix to each SAI,  with the  exception  of Money  Market  Fund,
Inc., titled "OppenheimerFunds  Special Sales Charge Arrangements and Waivers"
is amended by deleting the seventh bullet point under the section  "Waivers of
Class B, Class C and Class N Sales Charges of Oppenheimer  Funds - Waivers for
Redemptions  in Certain  Cases" and  replacing  it with the  following  bullet point:

o     Redemptions  of Class C shares of an  Oppenheimer  fund in amounts of $1 million  or  more  requested  in  writing  by  a
            Retirement  Plan sponsor and submitted more than
            12 months  after  the  Retirement  Plan's  first
            purchase  of Class C shares,  if the  redemption
            proceeds  are  invested  to  purchase   Class  N
            shares of one or more Oppenheimer funds.

July 6, 2004                                                      PX0590.007